General Information	12 Months Ended
Dec. 31, 2024
General Information
General information	General information
Ambipar Emergency Response (the “Group Response” or “Company”) is a direct subsidiary of Ambipar Participações e Empreendimentos S.A. (“Ambipar Group”) in the Emergency Response segment, it’s part of the Ambipar Group’s essence the commitment to sustainable matters, working on the ESG (“Environment, Social and Governance”) pillars within its business and supporting its clients.
The Ambipar Emergency Response is engaged in the response to accidents with chemical products and pollutants, fighting fires, environmental emergencies on highways, railways, airports, ports, industries, mining and pipelines, and natural disasters. The Company also offers environmental services in specialized industrial clean.
The Ambipar Emergency Response is also specialized in Crisis Management and attendance to environmental, chemical, and biological emergencies that affect the health, the environment, and property. Supported by state-of-the-art professionals, with excellence, technological equipment using techniques in the most security protocols, in order to contribute to excellence in care. The Ambipar Emergency Response owns more than 400 bases around the world, employs more than 7,500 people, with more than 150,000 trained people and responds to emergencies on call 24 hours a day, 365 days a year.
On July 6, 2022, Emergência Participações S.A. entered into a business combination agreement with HPX Corp. (“HPX”), a Special Purpose Acquisition Company (SPAC), to further accelerate the company's growth. On March 3, 2023, after compliance with all corporate and regulatory requirements, the transaction was concluded. Thus, as of March 6, 2023, Ambipar Emergency Response became listed, and its common shares and warrants began to be traded on the NYSE American under the codes “AMBI” and “AMBI.WS”, respectively.
1.1.Activity in the Response segment
The principal business activities of the Ambipar Emergency Response comprise operating in prevention, management, and emergency response to accidents involving hazardous or non-hazardous products in all modes of transportation, with its own bases and presence in 16 countries in South America, Europe, Africa, North America, and Antarctica. In addition, it provides industrial firefighters who work at customer’s facilities and has the largest and most complete training field in Latin America, training employees and clients with the most complete structure focused on emergency response and management in multimodal scenarios.
As of December 31, 2023 and December 31, 2024, the Ambipar Emergency Response’s equity interests and their respective areas of activity are shown in Note 1.2 “Organization and Plan of Business Operation”.
1.2.Relevant events
Fleet Renewal Presentation
On August 15, 2024, Company Board of Directors announced that it will sell its non-strategic fleet in Brazil to rental companies and lease new assets from them via operational leasing, thereby renewing its fleet.
The Company and its subsidiaries have reached agreements with two rental companies. The first is Addiante, a company resulting from a joint venture between the Brazilian groups Randon (RAPT4) and Gerdau (GGBR4). Addiante will purchase Ambipar Emergency Response’s used vehicles, with the commitment that the rental company will renew the heavy vehicle fleet, such as tractors, trucks, trailers, and buses, by leasing new, zero-kilometer vehicles.
The second agreement is with CHG-MERIDIAN (John Deere) for the renewal of yellow-line assets in Brazil, including machinery such as backhoe loaders, forklifts, and tractors. In this agreement, the Company will sell used assets, lease new zero-kilometer items, and carry out transitional leasing of some of the used assets sold. CHG-MERIDIAN will assume the obligation to replace all leased used assets with new ones gradually over the next 24 months.
The sale of assets generate approximately R$166,000 in cash for Group Response for the Company and its subsidiaries, and the rental cost will be around R$7,400 per month. The net proceeds from this initiative will be allocated to reducing gross debt.
3rd Issuance of Simple Debentures by the Subsidiary Emergência
On September 3, 2024, the Company’s Board of Directors approved the issuance of 200,000 (two hundred thousand) simple debentures, non-convertible into shares, in a single series, of a senior unsecured type, with additional personal guarantee, each with a nominal value of R$1,000 (one thousand reais).
The total issuance amounted to R$200,000,000.00 (two hundred million reais), with semiannual remunerative interest corresponding to the accumulated variation of the DI (Interbank Deposit) rate, plus a spread of 2.75% per year, based on a 252-day year. The principal will mature on September 16, 2029, with amortization over the last three years. The net proceeds from the issuance will be allocated to cash replenishment, refinancing, future payments, and liability management.
List of subsidiaries
The Consolidated Financial Statements include the individual statements of the entities of the Ambipar Emergency Response, listed below:

				Ownership held by Group		Ownership held by NCI
Company	Note	Place of Business/ Country of Incorporation	Controller	2024	2023	2024	2023	Consolidation method
				%	%	%	%
Emergência Participações S.A.		Brazil	Ambipar Emergency Response	100.00	100.00	—	—	Full
Ambipar Response S.A.		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Insurance - Atendimento a Seguros Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipa Response Chile SpA		Chile	Emergência Participações	100.00	100.00
Ambipar Response Chile S.A.		Chile	Emergência Participações	100.00	100.00		—	Full
Ambipar Peru SAC		Peru	Ambipar Response Chile Spa e S.A.	99.78	99.78	0.22	0.22	Full
Ambipar Response Training S.A.		Chile	Ambipar Response Chile Spa e S.A.	99.99	99.99	0.01	0.01	Full
Ambipar Response Mineros e Integrales S.A.		Chile	Ambipar Response Chile Spa e S.A.	99.90	99.90	0.10	0.10	Full
Ambipar Uruguay S.A.		Uruguai	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full
Ambipar Colombia S.A.S		Colombia	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full
Ambipar Response Colombia S.A.S		Colombia	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full

				Ownership held by Group		Ownership held by NCI
Company	Note	Place of Business/ Country of Incorporation	Controller	2024	2023	2024	2023	Consolidation method
				%	%	%	%
Ambipar Response Mexico S. de R.L. de C.V.		Mexico	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full
Ambipar Holding USA, INC		USA	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Texas, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipa Response Alabama, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Florida, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Colorado, Inc		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response EMS, Inc		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Northwest, Inc.		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response PERS, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Training Center ARTC, Inc		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Witt O'Brien"s LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Witt O'Brien's Payroll Management LLC		USA	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
O'Brien's Response Management, L.L.C.		USA	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Witt O'Brien's Insurance Services, LLC		USA	O'Brien's Response Management, L.L.C.	100.00	100.00	—	—	Full
Witt O'Brien's USVI, LLC		U.S. Virgin Islands	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Witt O’Brien’s PR LLC		Puerto Rico	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Strategic Crisis Advisors LLC		USA	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Navigate Communications Pte. Ltd.		Singapore	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Navigate Response (Asia) Pte. Ltd.		Singapore	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Navigate PR Limited		United Kingdom	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Navigate Response Limited		United Kingdom	Witt O'Brien"s LLC	100.00	100.00	—	—	Full
Ambipar Holdings UK Limited		United Kingdom	Emergência Participações	100.00	100.00	—	—	Full
Groco 404 Limited		United Kingdom	Ambipar Holdings UK	100.00	100.00	—	—	Full
Ambipar Site Service Limited		United Kingdom	Groco 404 Limited	100.00	100.00	—	—	Full
Ambipar Holding Ireland Limited		Ireland	Ambipar Holdings UK	100.00	100.00	—	—	Full
Ambipar Response Ireland Limited		Ireland	Ambipar Holding Ireland	100.00	100.00	—	—	Full

				Ownership held by Group		Ownership held by NCI
Company	Note	Place of Business/ Country of Incorporation	Controller	2024	2023	2024	2023	Consolidation method
				%	%	%	%
Ambipar Howells Consultancy Limited		United Kingdom	Ambipar Response Limited (Reino Unido)	100.00	100.00	—	—	Full
Ambipar Response Limited (Reino Unido)		United Kingdom	Ambipar Holdings UK	100.00	100.00	—	—	Full
Ambipar Response Limited (Irlanda)		Ireland	Ambipar Response Limited (Reino Unido)	100.00	100.00	—	—	Full
Ambipar Holding Canadá, INC		Canada	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Industrial Services Canada Inc.		Canada	Ambipar Holding Canadá	70.00	70.00	30.00	30.00	Full
Orion Environmental Services Ltd. (OES)	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Orion Tank Solutions Ltd. (OTS)	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Ambipar Response Industrial Services E Inc.	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Ambipar Response Industrial Services L Inc.	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Ambipar Response Industrial Services G Inc.		Canada	Ambipar Response Industrial Services Inc	70.00	70.00	30.00	30.00	Full
1653395 Alberta Ltd	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Bulldog Energy Group	(a)	Canada	1653395 Alberta Ltd	—	70.00	—	30.00	Full
Ambipar Reponse Emergency Services Canada F Inc		Canada	Ambipar Holding Canadá	100.00	100.00	—	—	Full
Ambipar Response Canada Inc		Canada	Ambipar Holding Canadá	100.00	100.00	—	—	Full
DFA Contracting Ltd		Canada	Ambipar Holding Canadá	100.00	100.00	—	—	Full
JM Serviços Integrados S.A.		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
JM Serviços e Locações S.A.		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Lacerda & Lacerda Serviços de Transportes e Emergências Ambientais Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Gás Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Dracares Apoio Marítimo e Portuário S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
Ambipar Response Marine S.A.	(c)	Brazil	Ambipar Response Dracares Apoio Marítimo e Portuário S/A	45.90	40.80	54.10	59.20	Full
Ambipar Response Maritime Services PDA S.A.	(d)	Brazil	Ambipar Response Marine S.A.	27.54	24.48	72.46	75.52	Full
Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
RG Response S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
RG Consultoria Técnica Ambiental Brasil Ltda		Brazil	RG Response	51.00	51.00	49.00	49.00	Full

				Ownership held by Group		Ownership held by NCI
Company	Note	Place of Business/ Country of Incorporation	Controller	2024	2023	2024	2023	Consolidation method
				%	%	%	%
Ambipar Response Espírito Santo S.A.		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Ambipar Response Environmental Services Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Orbitgeo Ltda	(b)	Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Ogtec Facilities Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Wastewater Control Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Geoweb Ltda	(b)	Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Geociências Ltda	(e)	Brazil	Ambipar Response Espírito Santo S.A.	38.50	38.50	61.50	61.50	Full
Ambipar Response Analytical S.A.	(f)	Brazil	Ambipar Response Espírito Santo S.A.	35.70	35.70	64.30	64.30	Full
Ambipar Response Fauna e Flora Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Environmental Consulting Offshore S.A.	(g)	Brazil	Ambipar Response Espírito Santo S.A.	42.00	42.00	58.00	58.00	Full
Ambipar Response Remediation S.A.	(h)	Brazil	Ambipar Response Espírito Santo S.A.	35.70	35.70	64.30	64.30	Full
Ambipar Response Remediation Ltda	(i)	Brazil	Ambipar Response Remediation S.A.	35.70	35.70	64.30	64.30	Full
RMC2 Soluções Ambientais Ltda	(j)	Brazil	Ambipar Response Remediation Ltda	17.85	17.85	82.15	82.15	Full
Fênix Emergências Ambientais Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
APW Ambiental e Transporte Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Tank Cleaning S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
Ambipar C-Safety Comércio, Indústria e Serviços Ltda		Brazil	Ambipar Response Tank Cleaning	51.00	51.00	49.00	49.00	Full
Ambipar Response Industrial Services S.A.		Brazil	Ambipar Response Tank Cleaning	26.01	26.01	73.99	73.99	Full
Ambipar Response Industrial Robot S.A.		Brazil	Ambipar Response Tank Cleaning	26.01	26.01	73.99	73.99	Full
Ambipar Response Industrial Angola LDA		Angola	Ambipar Response Tank Cleaning	24.99	24.99	75.01	75.01	Full
Ambipar Response Emergency Medical Services R S/A		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Ambipar Response Emergency Medical Services H S/A		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full

				Ownership held by Group		Ownership held by NCI
Company	Note	Place of Business/ Country of Incorporation	Controller	2024	2023	2024	2023	Consolidation method
				%	%	%	%
Ambipar Response Emergency Medical Services S S/A		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full

(a)    On May 2024, Orion Environmental Services Ltd. (OES), Orion Tank Solutions Ltd. (OTS), Ambipar Response Industrial Services Canada E Inc., Ambipar Response Industrial Services Canada L Inc., 1653395 Alberta Ltd ("165 AB"), and Bulldog Energy Group were amalgamated into their parent company Ambipar Response Industrial Services Canada Inc.
(b)    On July 2024, the indirect subsidiaries Ambipar Response Orbitgeo Ltda and Ambipar Response Geoweb Ltda were terminated.
(c)    On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 45.90% control over the subsidiary.
(d)    On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A., which holds a 60% stake in Ambipar Response Marítime Services PDA S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 24.48% control over the subsidiary.
(e)    On December 2024, the subsidiary Ambipar Response ES holds a 55% stake in Ambipar Response Geociências Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 38.50% control over the subsidiary.
(f)    On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Analytical S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
(g)    On December 2024, the subsidiary Ambipar Response ES holds a 60% stake in Ambipar Response Environmental Consulting Offshore S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 42% control over the subsidiary.
(h)    On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
(i)    On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. which holds a 100% stake in Ambipar Response Remediation Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.
(j)    On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A., which holds a 100% stake in Ambipar Response Remediation Ltda., which in turn holds 50% of the capital of RMC2 Soluções Ambientais Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 17.85% control over the subsidiary.
(k)    On December 2024, the subsidiary Ambipar Response Tank Cleaning S/A holds a 51% stake in the share capital of Ambipar Industrial Services S.A. The Company holds a 51% stake in Ambipar Response Tank Cleaning, therefore the Group holds 26.01% control over the subsidiary.
(l)    On December 2024, the subsidiary Ambipar Response Tank Cleaning S/A holds a 51% stake in the share capital of Ambipar Response Industrial Robot S.A. The Company holds a 51% stake in Ambipar Response Tank Cleaning, therefore the Group holds 26.01% control over the subsidiary.
1.3.Authorization to issue these Consolidated Financial Statements
The issue of these Consolidated Financial Statements was authorized by the Management on June 23, 2025.